Warrants	12 Months Ended
Dec. 31, 2024
Warrants
Warrants

16.	Warrants

Warrant activity for the years ended December 31, 2024, 2023 and 2022, was as follows:

	Number	Weighted average exercise price	Amount
	#	$	$
Balance at December 31, 2022	-	-	-

Balance at December 31, 2023	-	-	-
Warrants either issued or assumed as part of the acquisition of Aeterna (note 5)	747,948	13.32	4,424
Exercised	(66,561)	0.01	(405)
Expired	(13,249)	165.00	-
Change in fair value of warrants	-	-	(2,456)
Balance at December 31, 2024	668,138	2.35	1,563

The method and inputs used in estimating the fair value of warrants on the acquisition date are described in Note 5. The fair values of warrants as at December 31, 2024 are estimated using the Black-Scholes option pricing model. The weighted average assumptions used in the Black-Scholes valuation model for the period presented were as follows:

December 31, 2024
Expected dividend yield	$0.00
Expected volatility	65.00%
Risk-free annual interest rate	4.47%
Expected life (years)	2.67
Weighted average share price	$3.75
Weighted average exercise price	$2.35

The expected volatility of these warrants was determined using historical volatility rates and the expected life was determined based on time to expiry from the issuance date.

At December 31, 2024, the following warrants were outstanding:

Warrant issuance	Number	Weighted average remaining contractual life	Weighted average exercise price
	#	years	$
February 2020	11,129	0.64	129.12
July 2020	56,210	0.51	45.00
August 2020	17,310	1.10	47.00
February 2021	16,507	1.14	181.25
June 2024	566,982	2.42	0.01
Balance – December 31, 2024	668,138	2.17	2.35

COSCIENS Biopharma Inc.

Notes to Consolidated Financial Statements

As of December 31, 2024 and 2023 and for the years ended December 31, 2024, 2023 and 2022

(in thousands of US dollars, except share and per share data and where otherwise noted)